Summary of Significant Accounting Policies (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended
	Jan. 31, 2010	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 Sales Revenue, Net [Member] Customers	Dec. 31, 2013 Sales Revenue, Net [Member] Customers	Dec. 31, 2013 Accounts Receivable [Member] Customers	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member] Accounts Payable [Member] Suppliers	Dec. 31, 2013 Successor [Member] Accounts Payable [Member] Suppliers	Dec. 31, 2012 Successor [Member] Supplier Concentration Risk [Member]	Dec. 31, 2013 Successor [Member] Supplier Concentration Risk [Member] Suppliers	Nov. 11, 2012 Predecessor [Member]	Nov. 11, 2012 Predecessor [Member] Sales Revenue, Net [Member]	Nov. 11, 2012 Predecessor [Member] Accounts Receivable [Member]	Nov. 11, 2012 Predecessor [Member] Supplier Concentration Risk [Member] Suppliers
Options and warrants to purchase of common stock		3.2	9.5
Excess in cash FDIC amount			$ 951,000
Security deposit as collateral with financial institution			50,000					50,000
Number of customer				1	2	1
Number of suppliers									2	2		3				2
Concentration Risk, Percentage				100.00%	100.00%	100.00%			66.00%	48.00%	0.00%	65.00%		0.00%	0.00%	72.00%
Expenses related to impairment of long-lived assets		329,000
Provision for contract loss			100,000					93,000
Southern research fixed contract value	1,227,000
Southern research contract description	Company to provide two 200kw Flex Powerstations ("Turbine 1" and "Turbine 2," respectively) to be installed at two Department of Defense locations in the United States.
Cost of goods sold to unrelated parties							991,000	106,000
Advanced payments received on the contract			701,000					700,000					991,000
Research and Development Expense							138,000	2,257,000					2,301,000
Foreign currency transaction gain			34,000
FDIC Insurance coverage			$ 250,000